Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014	Nov. 30, 2014	Nov. 30, 2013
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	477,264	501,929	910,936	1,159,267	2,210,040	139,842
Professional Fees	115,098	59,675	218,626	116,747	296,454	97,533
Total operating expenses	592,362	561,604	1,129,562	1,276,014	2,506,494	237,375
Operating loss	(592,362)	(561,604)	(1,129,562)	(1,276,014)	(2,506,494)	(237,375)
Other (income) expense:
Impairment of oil and gas asset					0	(30,000)
Interest expense	681	1,210	681	3,572	(3,572)	(4,529)
Discount amortization	7,885	0	7,885	0
Derivative income	(10,955)	0	(10,955)	0
Total other (income) expense	(2,389)	1,210	(2,389)	3,572	(3,572)	(34,529)
Net loss	$ (589,973)	$ (562,814)	$ (1,127,173)	$ (1,279,586)	$ (2,510,066)	$ (271,904)
Weighted average number of common shares outstanding - basic and fully diluted	51,170,719	48,914,856	50,745,255	48,652,210	48,963,492	47,007,418
Net (loss) per share - basic and fully diluted	$ (.01)	$ (0.01)	$ (.02)	$ (0.03)	$ (.05)	$ (.01)